Goldman Sachs Global Core Fixed Income Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Global Core Fixed Income Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 459
Expense Example, with Redemption, 3 Years	690
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,654
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	2,159
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	942
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,523
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,037
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 930